Land Use Right, Net (Tables)	12 Months Ended
Sep. 30, 2024
Land Use Right, Net [Abstract]
Schedule of Land Use Right, Net	Land use right, net, consisted of the following:
	September 30, 2024	September 30, 2023
Land use rights	$1,233,656	$220,178
Less: accumulated amortization	(86,828)	(65,814)
Land use right, net	$1,146,828	$154,364

Schedule of Estimated Future Amortization Expense for Land Use Rights	Estimated future amortization expense for land use rights is as follows:
Years ending September 30,
2025	$25,071
2026	25,071
2027	25,071
2028	25,071
2029	25,071
Thereafter	1,021,473
$1,146,828